Accounting policies, Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Mar. 31, 2020
Derivatives [Abstract]
Convertible loan	$ 40
Gates Foundation [Member]
Derivatives [Abstract]
Loan amount converted into equity		$ 25